LEASES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
LEASES
Amount of operating lease expense	$ 1,214	$ 0	$ 3,715
Operating leases expenses	$ 0	$ 0	$ 117,686
Lessee, Operating Lease, Discount Rate	4.35%
Non Cash Operating Lease Right OF Use Asset				$ 479,744	¥ 3,342,278
Non Cash Operating Lease Liability				$ 479,744	¥ 3,342,278
Minimum
LEASES
Lessee, Operating Lease, Term of Contract	1 year
Maximum
LEASES
Lessee, Operating Lease, Term of Contract	5 years